Condensed Interim Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues
Royalty income	$ 8	$ 14
Product sales		1,016
Supply chain	41	41
Licensing revenue	537	19
Total revenues	586	1,090
Operating expenses
Cost of sales	29	862
Research and development costs	363	319
General and administrative expenses	1,264	1,124
Selling expenses	246	248
Gain on modification of building lease		(185)
Total operating expenses (note 11)	1,902	2,368
Loss from operations	(1,316)	(1,278)
Loss due to changes in foreign currency exchange rates	(248)	(104)
Change in fair value of warrant liability		2,470
Other finance costs	(10)	(309)
Net finance (costs) income	(258)	2,057
(Loss) income before income taxes	(1,574)	779
Income tax recovery	129
Net (loss) income	(1,445)	779
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	547	210
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans (note 9)	882	1,388
Comprehensive (loss) income	$ (16)	$ 2,377
Net (loss) income per share [basic and diluted]	$ (0.02)	$ 0.04
Weighted average number of shares outstanding (note 14):
Basic	95,444,990	21,523,416
Diluted	95,444,990	21,860,416